Tax Receivable Agreement - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jul. 20, 2016	Dec. 31, 2016
Income Taxes [Line Items]
Initial obligation under tax receivable agreement		$ (254,155)
Liabilities under tax receivable agreement - current portion		35,793
Additional Paid-In Capital [Member]
Income Taxes [Line Items]
Initial obligation under tax receivable agreement		$ (254,155)
IPO [Member]
Income Taxes [Line Items]
Expected future payments to existing shareholders	$ 254,155
IPO [Member] | LIBOR [Member]
Income Taxes [Line Items]
Margin over reference rate	2.00%
IPO [Member] | Additional Paid-In Capital [Member]
Income Taxes [Line Items]
Initial obligation under tax receivable agreement	$ (254,155)